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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 028-12168
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

           /s/ Amy Rosenow            Chicago, Illinois    May 14, 2012
   -------------------------------    -----------------   -------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 15
                                        --------------------

Form 13F Information Table Value Total: 269,056
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2      COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- -------------------
                                TITLE                 VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
      NAME OF ISSUER          OF CLASS       CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE   SHARED  NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ---- --------- ----
ACCURIDE CORP NEW              COM NEW     00439T206   13,735 1,580,586  SH             OTHER              *      1,580,586
CHARTER COMMUNICATIONS
 INC                           CL A NEW    16117M305   16,328   257,344  SH             OTHER              *        257,344
CHILDRENS PL RETAIL
  STORES INC                     COM       168905107   31,227   604,353  SH             OTHER              *        604,353
GAMESTOP CORP NEW               CL A       36467W109    3,549   162,500  SH             OTHER              *        162,500
GOOGLE INC                      CL A       38259P508   16,608    25,900  SH             OTHER              *         25,900
HAIN CELESTIAL GROUP INC         COM       405217100       25   200,200  SH    CALL     OTHER              *        200,200
JDA SOFTWARE GROUP INC           COM       46612K108   21,507   782,648  SH             OTHER              *        782,648
MICROSOFT CORP                   COM       594918104   24,097   747,200  SH             OTHER              *        747,200
PACKAGING CORP AMER              COM       695156109   16,976   573,715  SH             OTHER              *        573,715
ROCK-TENN CO                    CL A       772739207   34,617   512,385  SH             OTHER              *        512,385
SIGNET JEWELERS LTD              SHS       G81276100   30,890   653,341  SH             OTHER              *        653,341
UNITED CONTL HLDGS INC           COM       910047109    4,543   211,300  SH             OTHER              *        211,300
UNITED CONTL HLDGS INC           COM       910047109      205   180,000  SH    CALL     OTHER              *        180,000
URBAN OUTFITTERS INC             COM       917047102   22,749   781,471  SH             OTHER              *        781,471
WABCO HLDGS INC                  COM       92927K102   32,000   529,100  SH             OTHER              *        529,100

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.